Balance Sheet Components - Schedule of Property, Plant and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Property Plant And Equipment [Line Items]
Total property and equipment, gross	$ 11,894	$ 5,774
Accumulated depreciation	(3,447)	(1,683)
Total property and equipment, net	8,447	4,091
Laboratory and Manufacturing Equipment
Property Plant And Equipment [Line Items]
Total property and equipment, gross	8,022	3,062
Leasehold Improvements
Property Plant And Equipment [Line Items]
Total property and equipment, gross	2,550	242
Capital Leases
Property Plant And Equipment [Line Items]
Total property and equipment, gross	959	188
Computer and Office Equipment
Property Plant And Equipment [Line Items]
Total property and equipment, gross	201	202
Construction in Progress
Property Plant And Equipment [Line Items]
Total property and equipment, gross	$ 162	$ 2,080